employee benefits expense (Tables)	6 Months Ended
Jun. 30, 2019
employee benefits expense
Schedule of employee benefit expenses

		Three months		Six months
Periods ended June 30 (millions)	Note	2019	2018	2019	2018
Employee benefits expense – gross
Wages and salaries		$762	$694	$1,465	$1,377
Share-based compensation	14	30	41	64	68
Pensions – defined benefit	15(a)	19	24	39	49
Pensions – defined contribution	15(b)	20	20	43	44
Restructuring costs	16(a)	19	23	34	51
Other		47	39	89	79
		897	841	1,734	1,668
Capitalized internal labour costs, net
Contract acquisition costs	20
Capitalized		(12)	(9)	(24)	(23)
Amortized		11	11	23	23
Contract fulfilment costs	20
Capitalized		—	(1)	(1)	(2)
Amortized		—	1	1	2
Property, plant and equipment		(90)	(87)	(175)	(171)
Intangible assets subject to amortization		(48)	(45)	(94)	(86)
		(139)	(130)	(270)	(257)
		$758	$711	$1,464	$1,411